Financial Risk Management - Summary of Core Deposit and Average Maturity by Category for Non-maturity Deposits (Details)	12 Months Ended
Dec. 31, 2025
Retail/transactional
Disclosure of core deposit and average maturity by category for non maturity deposits [Line Items]
Cap on proportion of core deposits (%)	90.00%
Cap on average maturity of core deposits (years)	5 years
Retail/non-transactional
Disclosure of core deposit and average maturity by category for non maturity deposits [Line Items]
Cap on proportion of core deposits (%)	70.00%
Cap on average maturity of core deposits (years)	4 years 6 months
Wholesale
Disclosure of core deposit and average maturity by category for non maturity deposits [Line Items]
Cap on proportion of core deposits (%)	50.00%
Cap on average maturity of core deposits (years)	4 years